SCHEDULE OF COMPONENTS OF FINANCE LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
Amortization of right-of-use assets	$ 30,298	$ 34,530	$ 15,482
Interest on lease liabilities	7,335	8,707	3,855
Total finance lease expense	$ 37,633	$ 43,237	$ 19,337